Equity - Schedule of Non-vested Share Activity (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Equity [Abstract]
Options Non-vested, Beginning | shares	1,088,400
Options Vested | shares	(740,700)
Options Canceled | shares	(97,800)
Options Non-vested, Ending | shares	249,900
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 0.69
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.71
Weighted Average Grant Date Fair Value, Canceled | $ / shares	0.74
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares	$ 0.59